Income Tax (Details 6) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Income Taxes [Line Items]
Profit (loss) before tax	$ 64,988	$ 50,996	$ 121,533	$ 102,925
Tax income (expense)	$ (10,213)	$ (8,188)	$ (24,822)	$ (13,450)